October 25, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class A Shares	U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

      U.S. Treasury Money Market Fund

Policies & Services

      Buying Shares

      Selling Shares

      Managing Your Investment

Additional Information

      Management

      More About The Fund

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Money Market Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

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Fund Summary

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Money Market Fund Class A Shares

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Fund Summary

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Maintenance Fee[1] only charged to accounts with balances below $500	$50
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[2]	0.20%
Total Annual Fund Operating Expenses	0.80%
Less Waiver of Fund Expenses[3]	(0.05)%
Net Expenses[3]	0.75%

1The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

2“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

3The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2005, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$77
3 years	$250

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Policies & Services

Buying Shares

The fund issues its shares in multiple classes. This prospectus offers Class A shares.

Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor a fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 distribution fee equal to 0.25% of its Class A share average daily net assets.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate investment professionals and financial institutions for providing distribution-related services to the fund. These investment professionals and financial institutions receive annual fees equal to 0.25% of the fund’s Class A share average daily net assets attributable to shares sold through them. Your investment professional or financial institution will continue to receive Rule 12b-1 distribution fees relating to your Class A shares for as long as you hold those shares.

Shareholder Servicing Plan

The fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund’s advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the next NAV calculated after your purchase order is received in proper form by the fund or one of its “authorized financial intermediaries.” An “authorized financial intermediary” is an investment professional or financial institution that the fund has authorized to accept orders on its behalf. To make sure that your order is in proper form, you must follow the directions for purchasing shares given below and supply the fund with any identifying information required under Federal law, as discussed above.

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Policies & Services

Buying Shares continued

The fund will accept purchase orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund’s distributor. Orders placed through an authorized financial intermediary will be priced at the NAV calculated on that day if received by the intermediary by 12:00 p.m. Central time. In the case of other investment professionals or financial institutions, you will have to transmit your request by an earlier time in order for your purchase request to be priced at that day’s NAV. This allows your investment professional or financial institution time to process your request and transmit it to the fund by 12:00 p.m. Central time.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the fund’s custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.   If you choose to purchase your shares by mail, your shares will be priced at the next NAV calculated after your written request is received in proper form by the fund. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to First American U.S. Treasury Money Market Fund, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

  all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
  cash, including cashier’s checks or money orders, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards may not be accepted.
  if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any fees incurred by the fund as a result of your check failing to clear.

Investing Automatically

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

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Policies & Services

Selling Shares

How to Sell Shares

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the next NAV calculated after your redemption is received in proper form by the fund or an authorized financial intermediary, less any applicable contingent deferred sales charge. To ensure that your request is in proper form, follow the directions for selling shares given below.

The fund will accept redemption orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open and the fund’s management believes there is adequate liquidity to meet redemption requests. The fund will not accept exchanges from other funds unless the NYSE is open.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. If your investment professional or financial institution is an authorized financial intermediary, your shares will be sold at the NAV calculated on that day if received by the intermediary by 12:00 p.m. Central time. In the case of other investment professionals or financial institutions, you will have to call by an earlier time in order for your shares to be priced at that day’s NAV. This allows your investment professional or financial institution time to process your request and transmit it to the fund by 12:00 p.m. Central time. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Redemption requests received before 12:00 p.m. Central time will be priced at that day’s NAV. Redemption requests received after 12:00 p.m. Central time will be processed at the following business day’s net asset value. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The First American funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.   If you choose to redeem your shares in writing, your shares will be sold at the next NAV calculated after your written request is received in proper form by the fund. To sell shares by mail, send a written request to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

  name of the fund.
  account number.
  dollar amount or number of shares redeemed.
  name on the account.
  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

  you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
  you would like the check mailed to an address other than the address on the fund’s records.
  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account.   Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the fund. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 800 677-FUND for more information.

Please note that you may not use a check to close your account.

Systematic Withdrawals

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

Accounts with Low Balances

If your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  deduct a $50 annual account maintenance fee, or
  close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

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Policies & Services

Selling Shares continued

Systematic Exchange Program

You may make automatic monthly exchanges of your Class A shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as “dollar cost averaging,” may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A shares that you specify will then be exchanged for shares of the other fund within the same class. Exchanges of Class A shares will be subject to the applicable sales charge imposed by the fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of Class A, Class B, or Class C shares of any First American fund other than the Money Market funds over a 13-month period, which lowers your sales charge. See the prospectus of the fund into which you plan to exchange for more information.)

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

Exchanging Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares for Class A shares of another First American fund, you will have to pay the sales charge imposed by the fund into which you are exchanging, unless your money market fund shares were originally issued in exchange for shares of a fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

By Phone.   You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations. Your instructions must be received before 12:00 p.m. Central time, or by the earlier time specified by an investment professional or financial institution that is not an authorized financial intermediary, in order for shares to be exchanged the same day. Contact your investment professional or financial institution directly for more information. To request an exchange through the funds, call Investor Services at 800 677-FUND before 12:00 p.m. Central time.

By Mail.   To exchange shares by written request, please follow the procedures under “Selling Shares.” Be sure to include the names of both funds involved in the exchange.

Telephone Transactions

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

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Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, the fund does not send statements for shares held in a brokerage account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives distribution fees and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.    The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares for providing or arranging for the provision of shareholder services to the holders of its Class A shares.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

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Additional Information

More About The Fund

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

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For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMA

SEC file number:   811-03313

   First American Funds™

October 25, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class D Shares	U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

      U.S. Treasury Money Market Fund

Policies & Services

      Buying and Selling Shares

      Managing Your Investment

Additional Information

      Management

      More About The Fund

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Money Market Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

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Fund Summary

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Money Market Fund Class D Shares

2

Fund Summary

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	0.15%
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.60%

1“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2005, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$61
3 years	$203

Prospectus –	First American U.S. Treasury Money Market Fund Class D Shares

3

Policies & Services

Buying and Selling Shares

The fund issues its shares in multiple classes. This prospectus offers Class D shares.

Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

The fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. The fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate financial institutions for providing distribution-related services to the fund. These institutions receive annual fees equal to 0.15% of the fund’s Class D share average daily net assets attributable to shares sold through them. Your financial institution will continue to receive Rule 12b-1 distribution fees relating to your Class D shares for as long as you hold those shares.

Shareholder Servicing Plan

The fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by 12:00 p.m. Central time. If your financial institution is not an authorized financial intermediary, it must transmit your order to the fund and the fund must receive your

Prospectus –	First American U.S. Treasury Money Market Fund Class D Shares

4

Policies & Services

Buying and Selling Shares continued

order by 12:00 p.m. Central time in order to receive that day’s price. In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by 12:00 p.m. Central time, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class D shares of another First American fund, if that share class is available, or if not, then for Class Y shares of that fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class D shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class D shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by 12:00 p.m. Central time. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

Prospectus –	First American U.S. Treasury Money Market Fund Class D Shares

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Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American U.S. Treasury Money Market Fund Class D Shares

6

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives distribution fees and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.    The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of the fund’s average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American U.S. Treasury Money Market Fund Class D Shares

7

Additional Information

More About The Fund

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

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8

For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMD

SEC file number:   811-03313

   First American Funds™

October 25, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Y Shares	U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

      U.S. Treasury Money Market Fund

Policies & Services

      Buying and Selling Shares

      Managing Your Investment

Additional Information

      Management

      More About The Fund

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Money Market Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

1

Fund Summary

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

2

Fund Summary

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] as a % of average net assets

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.45%

1“Miscellaneous Other Expenses” are based on estimated amounts for the current fiscal year.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2005, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$46
3 years	$155

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3

Policies & Services

Buying and Selling Shares

The fund issues its shares in multiple classes. This prospectus offers Class Y shares.

Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

Shareholder Servicing Plan

The fund has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by 12:00 p.m. Central time. If your financial institution is not an authorized financial intermediary, it must transmit your order to the fund and the fund must receive your order by 12:00 p.m. Central time in order to receive that day’s price. In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

4

Policies & Services

Buying and Selling Shares continued

If the fund or an authorized financial intermediary receives a redemption request by 12:00 p.m. Central time, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by 12:00 p.m. Central time. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

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Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors’ report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Shareholder Servicing Fees.    The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of the fund’s average daily net assets attributable to Class Y shares for providing or arranging for the provision of shareholder services to the holders of its Class Y shares.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

7

Additional Information

More About The Fund

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American U.S. Treasury Money Market Fund Class Y Shares

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For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMY

SEC file number:   811-03313

   First American Funds™

October 25, 2004
Prospectus
First American Funds, Inc.
ASSET CLASS ~ Money Market Funds

Money Market Funds Class Z Shares	U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summary

      U.S. Treasury Money Market Fund

Policies & Services

      Buying and Selling Shares

      Managing Your Investment

Additional Information

      Management

      More About The Fund

For More Information

Fund Summary

Introduction

This section of the prospectus describes the objective of the First American U.S. Treasury Money Market Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the fund, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

1

Fund Summary

U.S. Treasury Money Market FUND

Objective

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Under normal market conditions, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturity.

Principal Risks

The principal risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  By investing solely in U.S. Treasury obligations and other money market funds that invest exclusively in such obligations, the fund may offer less income than a money market fund investing in other high-quality money market securities.
  If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Fund Performance

Because U.S. Treasury Money Market Fund was not offered prior to the date of this prospectus, no performance information is presented.

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

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Fund Summary

U.S. Treasury Money Market FUND continued

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES

Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Waiver of Fund Expenses[2]	(0.05)%
Net Expenses[2]	0.20%

1“Other Expenses” are based on estimated amounts for the current fiscal year.

2The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2005, so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2005, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$20
3 years	$75

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

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Policies & Services

Buying and Selling Shares

The fund issues its shares in multiple classes. This prospectus offers Class Z shares.

Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share next calculated after the receipt of your order. The Fund’s NAV is generally calculated as of 12:00 p.m. Central time, every day the New York Stock Exchange is open.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Institutions are required to make a minimum initial investment of $10 million, however there is no minimum subsequent investment requirement. The fund may waive or modify these minimum investment requirements at any time. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. The fund has authorized certain financial institutions (“authorized financial intermediaries”) to accept orders on its behalf. If your financial institution is an authorized financial intermediary, you will receive that day’s price if your order is received by your financial institution by 12:00 p.m. Central time. If your financial institution is not an authorized financial intermediary, it must transmit your order to the fund and the fund must receive your order by 12:00 p.m. Central time in order to receive that day’s price. In addition, a purchase order will be effective on a given day only if the fund’s custodian receives payment by wire before the close of business on that day. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing.

If the fund or an authorized financial intermediary receives a redemption request by 12:00 p.m. Central time, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

How to Exchange Shares

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may exchange your shares for Class Z shares of another First American fund, if that share class is available, or if not, then for Class Y shares of that fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Z shares because you discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Z shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, your exchange order must be received by the fund or an authorized financial intermediary by 12:00 p.m. Central time. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The First American funds have the right to limit exchanges to four times per year.

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

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Policies & Services

Managing Your Investment

Staying Informed

Shareholder Reports.   Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditor’s report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from the fund’s net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. Treasury obligations may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to “qualified dividend income.” You should consult your tax advisor for more information.

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

5

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services.   U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

Administration Services.   U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc. and First American Strategy Funds, Inc., and up to 0.15% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services.   Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

Portfolio Management

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

6

Additional Information

More About The Fund

Investment Strategies

The fund’s principal investment strategies are discussed in the “Fund Summary” section. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Investment Approach

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase, and that the average maturity of the fund’s investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally-recognized statistical ratings organizations (NRSRO) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund’s total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor.

Investment Risks

The principal risks of investing in the fund are summarized in the “Fund Summary” section.

Prospectus –	First American U.S. Treasury Money Market Fund Class Z Shares

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For More Information

More information about the fund is available in the fund’s Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

You can obtain a free copy of the fund’s SAI and/or free copies of the fund’s most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROTMMZ

SEC file number:   811-03313

   First American Funds™

                           FIRST AMERICAN FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 25, 2004

                        U.S. TREASURY MONEY MARKET FUND

         This Statement of Additional Information relates to U.S. Treasury Money
Market Fund (the "Fund"), which is a series of First American Funds, Inc.
("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated October
25, 2004. This Statement of Additional Information is incorporated into the
Fund's Prospectuses by reference. To obtain copies of Prospectuses or the Fund's
Annual Report at no charge, write the Fund's distributor, Quasar Distributors,
LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at
800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                                 TABLE OF CONTENTS

                                                                                                                 Page
                                                                                                                 ----

                                                         i

                            GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name
"First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First
American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies
(in essence, a separate mutual fund). This Statement of Additional Information relates to U.S. Treasury Money Market Fund, which is referred to in this
Statement of Additional Information as the "Fund."

         Shareholders may purchase shares of the Fund through four separate classes: Class A, Class D, Class Y and Class Z. The different classes provide for variations in distribution and shareholder servicing costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940
Act"), the Fund may also provide for variations in other costs among the classes. . Except for differences among the classes pertaining to distribution and shareholder servicing costs, each share of the Fund represents an equal proportionate interest in the Fund. The Fund is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to each class of the Fund's shares. These Prospectuses can be obtained by writing
Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by
calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders'
meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940
Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF");
First American Strategy Funds, Inc. ("FASF"); First American Insurance
Portfolios, Inc. ("FAIP"); and eight separate closed-end funds (American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II,
American Strategic Income Portfolio Inc.-III, American Municipal Income
Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select
Portfolio Inc., American Income Fund, Inc. and First American Minnesota
Municipal Income Fund II, Inc.), collectively referred to as the First American
Closed-End Funds ("FACEF"). The shareholders of FAIP approved the liquidation of the seven portfolios included in such investment company at a meeting held
August 17, 2004, and such liquidations were consummated in August and September
2004.

                         INVESTMENT RESTRICTIONS

         The Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed without approval by the holders of a majority of the outstanding shares of the
Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently requires that, as a diversified fund, the Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items
(including receivables).

         In addition to the investment objective and policies set forth in the
Prospectuses and under the caption "Additional Information Concerning Fund
Investments" below, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

         The Fund will not:

         1.       Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of
                  obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3.       Purchase physical commodities or contracts relating to
                  physical commodities.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

         For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange
Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

For purposes of applying the limitation set forth in number 6 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities,

                                      2

the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section
18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under
"Additional Restrictions") would be deemed to be loans.

The following restrictions are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1.       Sell securities short.

         2.       Borrow money in an amount exceeding 10% of the Fund's total assets. The Fund will not borrow money for leverage purposes.
                  For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. The Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3.       Invest more than 10% of its net assets in illiquid securities.

                             ADDITIONAL RESTRICTIONS

         The Fund may not invest in obligations of any affiliate of U.S.
Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No.
22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by the Advisor. U.S. Treasury
Money Market Fund, however, will not invest in repurchase agreements.

         The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein.
Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule
2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b)
are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized
Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's
Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard &
Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's").
It is the responsibility of the Board of Directors of FAF to determine that the
Fund's investments present only "minimal credit risk" and are Eligible
Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the
Fund's portfolio securities present only "minimal credit risk" and are Eligible
Securities.

         Rule 2a-7 requires, among other things, that the Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that the Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b)
more than the greater of 1% of its total assets or $1,000,000 in Second Tier
Securities of any one issuer.

                                       3

           ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The principal investment strategies of the Fund are set forth in the
Fund's current Prospectuses under "Fund Summary." This section describes in additional detail the Fund's principal investment strategies and other secondary investment strategies.

         If a percentage limitation referred to in this SAI or in the
Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

         The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Fund invests. All securities in the Fund's portfolio are purchased with and payable in United States dollars.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund seeks to achieve its objective by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and investment companies that invest exclusively in such obligations. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.

U.S. Treasury Obligations and Receipts

         The Fund may invest in direct obligations of the United States
Treasury. United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the
Federal book-entry system known as Separately Traded Registered Interest and
Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. The Fund's investments in STRIPS will be limited to components with maturities of less than 397 days.

Money Market Funds

         The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

NON-PRINCIPAL INVESTMENT STRATEGIES

When-Issued and Delayed Delivery Securities

         The Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the
Fund during the period prior to settlement. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund does not receive income from these securities until such securities are delivered. The Fund will also establish a segregated account with its

                                       4

custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

                             PORTFOLIO TURNOVER

         The Fund generally intends to hold their portfolio securities to maturity. In certain instances, however, the Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because the Fund invests in short-term securities and manages its portfolio as described above and in the "Fund Summary" section of the Fund's Prospectuses, the Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, the Fund's turnover rate for reporting purposes will be zero.

                  DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. The Board of
Directors consists entirely of directors who are not "interested persons" of
FAF, as that term is defined in the 1940 Act ("Independent Directors").

INDEPENDENT DIRECTORS

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
NAME, ADDRESS,                                                                        PORTFOLIOS IN       OTHER
AND YEAR OF       POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
BIRTH             HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
                  WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Benjamin R.       Director    Term expiring earlier    Senior Financial Advisor,      First American      None
Field III,                    of death, resignation,   Bemis Company, Inc. since      Funds Complex:
P.O. Box 1329,                removal,                 2002; Senior Vice President,   eleven registered
Minneapolis,                  disqualification, or     Chief Financial Officer and    investment
Minnesota                     successor duly elected   Treasurer, Bemis, through      companies,
55440-1329                    and qualified.           2002                           including 56
(1938)                        Director of FAF since                                   portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Mickey P. Foret,  Director    Term expiring earlier    Consultant to Northwest        First American      ADC
P.O. Box 1329,                of death, resignation,   Airlines, Inc. since 2002;     Funds Complex:      Telecommunications,
Minneapolis,                  removal,                 Executive Vice President and   eleven registered   Inc.; URS
Minnesota                     disqualification, or     Chief Financial Officer,       investment          Corporation
55440-1329                    successor duly elected   Northwest Airlines, through    companies,          (an
(1945)                        and qualified.           2002                           including 56        engineering
                              Director of FAF since                                   portfolios          firm);
                              September 2003                                                              Champion
                                                                                                          Airlines,
                                                                                                          Inc.
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Retired; Vice President,       First American      None
Gibson,                       of death, resignation,   Cargo - United Airlines,       Funds Complex:
P.O. Box 1329,                removal,                 from July 2001 through July    eleven registered
Minneapolis,                  disqualification, or     2004; Vice President, North    investment
Minnesota                     successor duly elected   America-Mountain Region for    companies,
55440-1329                    and qualified.           United Airlines (1995-2001)    including 56
(1946)                        Director of FAF since                                   portfolios
                              October 1997
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       5

Victoria J.       Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                       of death, resignation,   non-profit board member        Funds Complex:
P.O. Box 1329,                removal,                 since 2001; Managing           eleven registered
Minneapolis,                  disqualification, or     Director of Zurich Scudder     investment
Minnesota                     successor duly elected   Investments through 2001       companies,
55440-1329                    and qualified.                                          including 56
(1951)                        Director of FAF since                                   portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                    of death, resignation,   Management Consulting, Inc.,   Funds Complex:
P.O. Box 1329,                removal,                 a management consulting        eleven registered
Minneapolis,                  disqualification, or     firm; Board member, GC         investment
Minnesota                     successor duly elected   McGuiggan Corporation (DBA     companies,
55440-1329                    and qualified.           Smyth Companies), a label      including 56
(1941)                        Director of FAF since    printer; former Chief          portfolios
                              November 1993            Executive Officer, Creative
                                                       Promotions International,
                                                       LLC, a promotional award
                                                       programs and products
                                                       company, through October
                                                       2003; Advisory Board Member,
                                                       Designer Doors, a
                                                       manufacturer of designer
                                                       doors, through 2002
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; Director, President   First American      None
Riederer,                     of death, resignation,   and Chief Executive Officer,   Funds Complex:
P.O. Box 1329,                removal,                 Weirton Steel through 2001     eleven registered
Minneapolis,                  disqualification, or                                    investment
Minnesota                     successor duly elected                                  companies,
55440-1329                    and qualified.                                          including 56
(1944)                        Director of FAF since                                   portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Owner and President,           First American      None
Strauss,                      of death, resignation,   Excensus(TM) LLC, a consulting    Funds Complex:
P.O. Box 1329,                removal,                 firm, since 2001; Owner and    eleven registered
Minneapolis,                  disqualification, or     President, Strauss             investment
Minnesota                     successor duly elected   Management Company,  a         companies,
55440-1329                    and qualified.           Minnesota holding company      including 56
(1940)                        Director of FAF since    for various organizational     portfolios
                              September 1991           management business
                                                       ventures; Owner, Chairman
                                                       and Chief Executive Officer,
                                                       Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations
                                                       organization; attorney at law
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair term three         Owner and President,           First American      None
Stringer,         Director    years.  Director term    Strategic Management           Funds Complex:
P.O. Box 1329,                expiring earlier of      Resources, Inc.,  a            eleven registered
Minneapolis,                  death, resignation,      management consulting firm;    investment
Minnesota                     removal,                 Executive Consultant for       companies,
55440-1329                    disqualification, or     State Farm Insurance Company   including 56
(1944)                        successor duly elected                                  portfolios
                              and qualified. Chair
                              of FAF's Board since
                              September 1997;
                              Director of FAF since
                              September 1987
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American      None
P.O. Box 1329,                of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Minneapolis,                  removal,                 company, since 1999            eleven registered
Minnesota                     disqualification, or                                    investment
55440-1329                    successor duly elected                                  companies,
(1943)                        and qualified.                                          including 56
                              Director of FAF since                                   portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       6

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

                                       7

OFFICERS

----------------------- ----------------- -------------------- --------------------------------------------------------
NAME, ADDRESS, AND      POSITION(S) HELD  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
YEAR OF BIRTH           WITH FUND         AND LENGTH OF
                                          TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc.,                                     since February       December 2000 through May 2001 and of Firstar
800 Nicollet Mall,                        2001                 Investment & Research Management Company from February
Minneapolis,                                                   2001 through May 2001; Senior Managing Director and
Minnesota 55402                                                Head of Equity Research of U.S. Bancorp Piper Jaffray
(1962) *                                                       from October 1998 through December 2000; prior to
                                                               October 1988, Senior Airline Analyst and a Director in
                                                               the Research Department, Credit Suisse First Boston
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc.                          Vice President  -    Chief Investment Officer, ING Investment Management -
800 Nicollet Mall,                        Investments of FAF   Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              since September      President and Chief Investment Officer, ReliaStar
Minnesota 55402                           2001                 Financial Corp. (January 1998 to September 2000)
(1960) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; prior thereto, Senior Vice President
Management, Inc.                          Vice President -     of First American Asset Management
800 Nicollet Mall,                        Administration of
Minneapolis,                              FAF since March
Minnesota 55402                           2000
(1956) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Joseph M. Ulrey III,    Treasurer         Re-elected by the    Senior Managing Director, Fund Treasury, since
U.S. Bancorp Asset                        Board annually;      December 2003 and Senior Managing Director, Risk
Management, Inc.                          Treasurer of FAF     Management and Quantitative Analysis, since May 2001,
800 Nicollet Mall,                        since December 2003  U.S. Bancorp Asset Management, Inc.; from May 2001
Minneapolis,                                                   through December 2001, Senior Managing Director,
Minnesota 55402                                                Securities Lending and Money Market Funds, U.S.
(1958) *                                                       Bancorp Asset Management, Inc.; prior thereto, Senior
                                                               Managing Director, Securities Lending and Money Market
                                                               Funds, First American Asset Management
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas A. Paul,        Chief Compliance  Re-elected by the    Chief Compliance Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      Officer           Board annually;      Management, Inc. since June 2004; prior thereto,
Management, Inc.                          Chief Compliance     Partner, Kirkpatrick & Lockhart LLP since March 2000;
800 Nicollet Mall,                        Officer of FAF       prior thereto, Director of Compliance, Associate
Minneapolis, MN 55402                     since                General Counsel, Vice President, American Century
(1947)                                    June 2004            Investments.
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt,           Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth                            Board annually;      law firm
Street, Suite 1500,                       Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (1951)                    from September
                                          1998 through June
                                          2002. Secretary of
                                          FAF since June 2002.
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Michael J. Radmer,      Assistant                              Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth          Secretary         Re-elected by the    law firm
Street, Suite 1500,                       Board annually;
Minneapolis,                              Assistant
Minnesota 55402 (1945)                    Secretary of FAF
                                          since March 2000;
                                          Secretary of FAF
                                          from September
                                          1999 through March
                                          2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------

                                       8

Kathleen L.             Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
Prudhomme,              Secretary         Board annually;      law firm
50 South Sixth                            Assistant
Street, Suite 1500,                       Secretary of FAF
Minneapolis,                              since September
Minnesota 55402 (1953)                    1998
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                     Assistant            UMB Fund Services, Inc. through March 2002
53202 (1957)                              Secretary of FAF
                                          since September
                                          June 2003
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                     Assistant            President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                            Secretary of FAF     Fund Services LLC
                                          since September
                                          2001
----------------------- ----------------- -------------------- --------------------------------------------------------

* Messrs. Schreier, Jordahl, Wilson, Ulrey and Paul are each officers of U.S.
Bancorp Asset Management, Inc., which serves as investment advisor for FAF.
Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

         STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee.
Referenced to the "Funds" in the committee descriptions below are to the Fund and each of the other series of FAF. All committee members are Independent
Directors.

---------------- ------------------------------------------------ ---------------------------- ------------------------
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS       NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING FAF'S
                                                                                                  FISCAL YEAR ENDED
                                                                                                       9/30/04
---------------- ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The purposes of the Committee are (1) to          Leonard Kedrowski (Chair)              6
                 oversee the Funds' accounting and financial            Benjamin Field
                 reporting policies and practices, their                 Mickey Foret
                 internal controls and, as appropriate, the            Virginia Stringer
                 internal controls of certain service                    (ex-officio)
                 providers; (2) to oversee the quality of the
                 Funds' financial statements and the
                 independent audit thereof; (3) to assist Board
                 oversight of the Funds' compliance with legal
                 and regulatory requirements; and (4) to act as
                 a liaison between the Funds' independent
                 auditors and the full Board of Directors.  The
                 Audit Committee, together with the Board of
                 Directors, has the ultimate authority and
                 responsibility to select, evaluate and, where
                 appropriate, replace the outside auditor (or
                 to nominate the outside auditor to be proposed
                 for shareholder approval in any proxy
                 statement).
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                5
Committee        portfolio securities for which market                  Victoria Herget
                 quotations are not readily available, pursuant           James Wade
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Governance       The Committee has responsibilities relating to    Richard Riederer (Chair)               5
Committee        (1) Board and Committee composition                     Roger Gibson
                 (including, interviewing and recommending to           Victoria Herget
                 the Board nominees for election as directors;         Virginia Stringer
                 reviewing Board composition to determine the            (ex-officio)
                 appropriateness of adding individuals with
                 different backgrounds or skills; reviewing the
                 independence of all independent directors;
                 reporting to the Board on which current and
                 potential members of the Audit Committee qualify
                 as Audit Committee Financial Experts;
                 recommending a successor to the Board Chair when
                 a vacancy occurs; and consulting with the Board
                 Chair on Committee assignments); (2) Committee
                 structure and governance (including, at least
                 annually, reviewing each Committee's structure
                 and reviewing each Committee's charter and
                 suggesting changes thereto); (3) director
                 education (including developing an annual
                 education calendar; monitoring independent
                 director attendance at educational seminars and
                 conferences; and developing and conducting
                 orientation sessions for new independent
                 directors); and 4) governance practices
                 (including reviewing and making recommendations
                 regarding director compensation and director
                 expenses; monitoring director investments in the
                 Funds; monitoring compliance with director
                 retirement policies; assisting in the Board
                 self-evaluation process; assisting in the
                 evaluation of Board support by management, Fund
                 counsel and counsel to the independent directors;
                 evaluating legal support provided to the Funds and
                 the directors; reviewing the Board's adherence to
                 industry "best practices;" and reviewing and
                 recommending changes in Board governance policies,
                 procedures and practices).
---------------- ------------------------------------------------ ---------------------------- ------------------------

                                       9

         The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the
Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

         A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Riederer), in either case at First
American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

         o        the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         o        a statement concerning whether the person is "independent"
                  within the meaning of New York Stock Exchange and American
                  Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

         o        any other information that the Funds would be required to
                  include in a proxy statement concerning the person if he or she was nominated; and

         o        the name and address of the person submitting the
                  recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i)
each director's beneficial ownership in the Fund, and (ii) each director's aggregate beneficial ownership in all funds within the First American Funds complex. All of the directors of FAF are Independent Directors.

                                      10

---------------------------------------------------------------------------------------------------------------------
    NAME OF DIRECTOR      DOLLAR RANGE OF EQUITY SECURITIES IN FUND         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN THE FIRST AMERICAN FUNDS COMPLEX*
---------------------------------------------------------------------------------------------------------------------
Benjamin Field                               $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Mickey Foret                                 $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Leonard Kedrowski                            $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
Roger Gibson                                 $0                                     $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------
Victoria Herget                              $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Joseph Strauss                               $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
Richard Riederer                             $0                                     $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
Virginia Stringer                            $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
James Wade                                   $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of
December 31, 2003.

         As of December 31, 2003, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person
(other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors reviewed and approved the Advisory Agreement with respect to the Fund on September 16, 2004. In connection with its approval, the Board of Directors reviewed and considered the following factors :

         o        the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund
                  (which the Board believed are comprehensive in light of the nature of the Fund);

         o        the structure and rate of the fees charged to the Fund by the
                  Advisor under the Advisory Agreement, as compared to the
                  advisory fees paid by similar funds managed by other
                  investment advisors (with the Board believing that the Fund's fees are reasonable);

         o        the total fees and expenses to be paid by the Fund, taking into account expense limitations, as compared to the total fees and expenses paid by similar funds managed by other
                  investment advisors (with the Board believing that the Fund's estimated total fees and expenses are reasonable);

         o        the fact that the Advisor contractually agreed to limit Fund expenses through September 30, 2005;

         o        the nature and scope of the investment advisory services
                  anticipated to be provided by the Advisor to the Fund, in
                  light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the
                  terms of the Advisory Agreement.

         The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of the Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments.
Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

                                       11

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF and
FACEF (the portfolios of FAIP were liquidated in August and September of 2004), currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $40,000 ($60,000 in the case of the Chair). The Fund
Review Liaison receives an additional annual retainer of $10,000. In addition, directors are paid the following fees for attending Board and committee meetings:

         o        $5,000 per day for in-person attendance at Board of Directors meetings ($7,500 per day in the case of the Chair);

         o        $2,500 per day for telephonic attendance at Board of Directors meetings ($3,750 in the case of the Chair);

         o        $2,500 for in-person attendance at any committee meeting
                  ($3,750 in the case of the committee chair); and

         o        $1,250 for telephonic attendance at any committee meeting
                  ($1,875 in the case of the committee chair).

Directors also receive $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on
Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated among the funds in the First
American Family of Funds on the basis of net assets.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the
Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years.
The Plan will remain unfunded for federal income tax purposes under the Internal
Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

         Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer and Kathleen L.
Prudhomme, Assistant Secretaries, of FAIF, FAF, FASF, FAIP and FACEF, are
partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by
FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2004. All of the directors of FAF are Independent Directors.
No executive officer or affiliated person of FAF received any compensation from
FAF in excess of $60,000 during such fiscal year.

                                       12

----------------------------------- ------------------ --------------------- -------------------- ----------------------
                                    AGGREGATE          PENSION OR                                 TOTAL COMPENSATION
                                    COMPENSATION       RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM REGISTRANT AND
NAME OF PERSON, POSITION            FROM               ACCRUED AS PART OF    BENEFITS UPON        FUND COMPLEX PAID TO
                                    REGISTRANT (1)     FUND EXPENSES         RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Benjamin R. Field III, Director          $64,451              -0-                   -0-                $121,250
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Mickey P. Foret, Director                63,122               -0-                   -0-                118,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Roger A. Gibson, Director                58,250               -0-                   -0-                113,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Victoria J. Herget, Director             58,471               -0-                   -0-                110,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Leonard W. Kedrowski, Director           71,737               -0-                   -0-                145,625
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Richard K. Riederer, Director            68,438               -0-                   -0-                128,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Joseph D. Strauss, Director              66,112               -0-                   -0-                124,375
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Virginia L. Stringer, Director &        104,318               -0-                   -0-                196,250
Chair
----------------------------------- ------------------ --------------------- -------------------- ----------------------
James M. Wade, Director                  63,122               -0-                   -0-                118,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------

(1)      Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $28,018; and Leonard W.
         Kedrowski, $71,737.

(2)      Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger
         A. Gibson, $56,875; and Leonard W. Kedrowski, $145,625.

------------------------------------

                              CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Asset Management, Inc, and
Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule
17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                           PROXY VOTING POLICIES

GENERAL PRINCIPLES

         The Advisor is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, the Advisor has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is the advisor's duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, the
Advisor also seeks to maximize total investment return for clients.

         The Advisor's Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1)
approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of
ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

                                       13

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration
Committee also supervises the relationship with two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the
Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S.
Bancorp enterprise and its employees that could give rise to conflicts of interest.

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in its clients'
best interests, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

         In the event an extraordinary situation arises in which (1) the
Investment Policy Committee determines it is necessary in clients' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment
Policy Committee will direct ISS how to vote. Before doing so, however, the
Proxy Voting Administration Committee will confirm that the Advisor and the
Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o        Obtaining instructions from the affected clients on how to vote the proxy;

         o        Disclosing the conflict to the affected clients and seeking their consent to permit the Advisor to vote the proxy;

         o        Voting in proportion to the other shareholders;

         o        Recusing an Investment Policy Committee member from all
                  discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or

         o        Following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy
Committee and the Proxy Voting Administration Committee must notify the
Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the
General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the
U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.

                                       14

REVIEW AND REPORTS

         On a calendar quarterly basis, the Proxy Voting Administration
Committee will review the proxy voting record to assess a number of matters, including the following:

         o        Whether proxy statements were timely forwarded to ISS;

         o        Whether proxy votes were cast on a timely basis;

         o        Whether proxy votes were cast consistent with the policies;
                  and

         o        Where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

         The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

         The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure the Advisor is voting proxies in a timely and responsive manner in the best interests of clients. With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First
American Funds.

         The actual proxy voting records of the First American Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the First
American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

         The Advisor's separately managed account clients should contact their relationship manager for more information on the Advisor's policies and the proxy voting record for their account.

ISS PROXY VOTING GUIDELINES SUMMARY

         The following is a concise summary of ISS's proxy voting policy guidelines.

1.       AUDITORS

         Vote for proposals to ratify auditors, unless any of the following apply:

         o        An auditor has a financial interest in or association with the company, and is therefore not independent

         o        Fees for non-audit services are excessive, or

         o        There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

         Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

                                       15

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

                                       16

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends a vote in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by
ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         o        It is intended for financing purposes with minimal or no
                  dilution to current shareholders

         o        It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

         Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar

                                       17

cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules,
ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

         o        Historic trading patterns

         o        Rationale for the repricing

         o        Value-for-value exchange

         o        Option vesting

         o        Term of the option

         o        Exercise price

         o        Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

         o        Purchase price is at least 85 percent of fair market value

         o        Offering period is 27 months or less, and

         o        Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                       18

            INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall,
Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet
Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years.
U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall,
Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the
Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2004, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $193 billion, consolidated deposits of
$116 billion and shareholders' equity of $19.6 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995
(the "Advisory Agreement"), FAF engaged U.S. Bank, through its First American
Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the series of FAF then in existence. The Advisory
Agreement was assigned to the Advisor on May 2, 2001, and amended to provide for the provision of services to the Fund on September 16, 2004. Under the terms of the Advisory Agreement, the Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

         The Advisory Agreement requires the Advisor to arrange, if requested by
FAF, for officers or employees of the Advisor to serve without compensation from the Fund as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund's investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services.
The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The
Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the
Board of Directors or the investment objectives and policies of the Fund. The
Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the
Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for the Fund through
September 30, 2005. This waiver is set forth in the Fund's Prospectuses.
Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC
("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the
"Administrators"), serve as co-administrators pursuant to a

                                       19

Co-Administration Agreement between the Administrators and FAF, dated as of
October 1, 2001 ("Co-Administration Agreement"). USBFS is a subsidiary of U.S.
Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Fund. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement,
USBFS will also serve as the Fund's transfer agent. The Fund pays the
Administrators fees which are calculated daily and paid monthly, equal to the
Fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First
American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Fund pays annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to
$15 per account, closed account fees of $3.50 per account, and Individual
Retirement Account fees of $15 per account.

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Fund's shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the "Distribution Agreements." The Distributor is a wholly-owned subsidiary of
U.S. Bancorp.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Fund to the extent such services and functions are not provided to the Fund pursuant to another agreement. The shares of the Fund are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays
USBI up to 0.25% of the portion of the Fund's average daily net assets attributable to Class Y Shares for which USBI is responsible, in connection with
USBI's provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of the Fund.

         The Class A Shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A Shares. This fee is calculated and paid each month based on average daily net assets of Class A
Shares of the Fund for that month.

         The Class D Shares of the Fund pay a distribution fee to the
Distributor monthly at the annual rate of 0.15% of the Fund's Class D Share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D
Shares. This fee is calculated and paid each month based on average daily net assets of Class D Shares of the Fund for that month.

         The Distributor receives no compensation for distribution or shareholder servicing of the Class Y and Class Z Shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those
Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Effective August 1, 2003, FAF entered into a Shareholder Service Plan and Agreement with U.S. Bancorp Asset Management, Inc. ("the Administrator"),
under which the Administrator has agreed to provide FAF, or will

                                       20

enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, and Class Y. The Administrator has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class A, Class
D, or Class Y shares. Pursuant to the Shareholder Service Plan and Agreement,
the Fund has agreed to pay the Administrator a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D and Class Y shares, computed daily and paid monthly.

         FAF has also adopted Plans of Distribution with respect to the Class A and Class D shares of the Fund pursuant to Rule 12b-1 under the 1940 Act
(collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.
The Plans recognize that the Distributor, any Participating Institution, the
Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A and Class D shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the
Advisor at any time.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Fund's assets and portfolio securities pursuant to a Custodian Agreement between First
Trust National Association ("First Trust") and FAF. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The
Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The duties of the
Custodian are limited to receiving and safeguarding the assets and securities of the Fund and to delivering or disposing of them pursuant to the Fund's order.
The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Fund.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400,
Minneapolis, Minnesota 55402, serves as the Fund's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                          PORTFOLIO TRANSACTIONS

         As the Fund's portfolio is exclusively composed of debt, rather than equity securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The
Fund may authorize the Advisor to place brokerage orders with some brokers who help distribute the Fund's shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

                                       21

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the
Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the
Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that the Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the
Advisor with respect to the Fund.

         The Fund does not effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its
Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the
Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

                             CAPITAL STOCK

         Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series.
The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of October 24, 2004, there were 40 shares of the Fund outstanding, all of which were held by U.S. Bancorp Asset Management, Inc.

              NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of the Fund generally equals the Fund's net asset value per share. The net asset value per share of the Fund is calculated on each day the New York Stock Exchange ("NYSE") is open

                                       22

for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day,
Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday,
Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and
Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares.

                  VALUATION OF PORTFOLIO SECURITIES

         The Fund's portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
During periods of declining interest rates, the daily yield on shares of the
Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the
Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Fund's portfolio instruments based upon their amortized cost and the concomitant maintenance of the Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Fund to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The
Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the
Fund to maintain a per share net asset value of $1.00. Such procedures will include review of the Fund's portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of
Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                 TAXES

         The Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         The Fund expects to distribute net realized short-term capital gains
(if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Fund's net asset value at $1.00 per share.
Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, the Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social

                                       23

security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

             ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the
Fund by 12:00 p.m. Central Time Fund for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 12:00 p.m.
Central Time will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve
System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is
$1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine.
These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the
Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The
Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Fund. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

                                       24

         o        a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o        a member firm of the New York, American, Boston, Midwest, or
                  Pacific Stock Exchanges or the National Association of
                  Securities Dealers;

         o        a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o        any other "eligible guarantor institution," as defined in the
                  Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to the Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Fund.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

                           SHORT-TERM RATINGS

         The Fund's investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or
A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                                       25

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o        Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o        Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                       26